Share-based Compensation - Summary of Outstanding Stock Options (Details) - Equity Settled Plan - Stock Options - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	571,758	853,705	44,360
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 11 months 26 days
Number of options, Stock options exercisable	571,758
Weighted average contractual life, Stock options exercisable (years)	1 year 11 months 26 days
$11.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	10,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	5 years 4 months 28 days
Number of options, Stock options exercisable	10,000
Weighted average contractual life, Stock options exercisable (years)	5 years 4 months 28 days
$11.90
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	8,160
Warrants outstanding and exercisable, Weighted average contractual life (years)	5 years 5 months 26 days
Number of options, Stock options exercisable	8,160
Weighted average contractual life, Stock options exercisable (years)	5 years 5 months 26 days
$31.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	3,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	3 years 8 months 23 days
Number of options, Stock options exercisable	3,000
Weighted average contractual life, Stock options exercisable (years)	3 years 8 months 23 days
$11.79 - $38.88 (Legacy Valens)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	550,598
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 10 months 9 days
Number of options, Stock options exercisable	550,598
Weighted average contractual life, Stock options exercisable (years)	1 year 10 months 9 days